000 B000000 12/31/97
000 C000000 0001027596
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 ADVISORS SERIES TRUST
001 B000000 811-07959
001 C000000 6029521100
002 A000000 4455 E. CAMELBACK RD., SUITE 261-E
002 B000000 PHOENIX
002 C000000 AZ
002 D010000 85018
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000 10
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C020700 AVATAR ADVANTAGE EQUITY ALLOCATION FUND
007 C030700 N
007 C010800  8
007 C010900  9
007 C011000 10
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        1
022 A000001 STAR BANK, N.A.
022 C000001      2515
022 D000001      2158
022 A000002 SOUNDVIEW FINANCIAL GROUP
022 B000002 132998183
022 C000002         0
022 D000002       118
022 A000003 FURMAN SELZ
022 B000003 133856626
022 C000003        41
022 D000003         0
022 A000004 MORGAN STANLEY AND CO
022 B000004 132655998
022 C000004        36
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000      21327
023 D000000       2615
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
077 A000000 Y
077 B000000 Y
078  000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
008 A000701 AVATAR INVESTORS ASSOCIATES CORP.
008 B000701 A
008 C000701 801-7061
008 D010701 NEW YORK
008 D020701 NY
008 D030701 10022
010 A000701 INVESTMENT COMPANY ADMINISTRATION CORPORATION
010 C010701 PHOENIX
010 C020701 AZ
010 C030701 85018
011 A000701 FIRST FUND DISTRIBUTORS, INC.
011 B000701 8-42809
011 C010701 PHOENIX
011 C020701 AZ
011 C030701 85018
012 A000701 AMERICAN DATA SERVICES
012 B000701 84-1964
012 C010701 HAUPPAUGE
012 C020701 NY
012 C030701 11788
013 A000701 MCGLADREY & PULLEN, LLP
013 B010701 NEW YORK
013 B020701 NY
013 B030701 10017
015 A000701 STAR BANK, N.A.
015 B000701 C
015 C010701 CINCINNATI
015 C020701 OH
015 C030701 45202
015 E010701 X
018  000700 Y
019 A000700 N
019 B000700    0
024  000700 N
025 D000701       0
025 D000702       0
025 D000703       0
025 D000704       0
025 D000705       0
025 D000706       0
025 D000707       0
025 D000708       0
028 A010700         0
028 A020700         0
028 A030700         0
028 A040700         0
028 B010700         0
028 B020700         0
028 B030700         0
028 B040700         0
028 C010700         0
028 C020700         0
028 C030700         0
028 C040700         0
028 D010700         0
028 D020700         0
028 D030700         0
028 D040700         0
028 E010700         0
028 E020700         0
028 E030700         0
028 E040700         0
028 F010700     20204
028 F020700         4
028 F030700         0
028 F040700         0
028 G010700     20204
028 G020700         4
028 G030700         0
028 G040700         0
028 H000700         0
029  000700 N
030 A000700      0
030 B000700  0.00
030 C000700  0.00
031 A000700      0
031 B000700      0
032  000700      0
033  000700      0
034  000700 N
035  000700      0
036 B000700      0
037  000700 N
038  000700      0
039  000700 N
040  000700 Y
041  000700 N
042 A000700   0
042 B000700   0
042 C000700   0
042 D000700   0
042 E000700   0
042 F000700   0
042 G000700   0
042 H000700   0
043  000700      0
044  000700      0
045  000700 Y
046  000700 N
047  000700 Y
048  000700  0.850
048 A010700        0
048 A020700 0.000
048 B010700        0
048 B020700 0.000
048 C010700        0
048 C020700 0.000
048 D010700        0
048 D020700 0.000
048 E010700        0
048 E020700 0.000
048 F010700        0
048 F020700 0.000
048 G010700        0
048 G020700 0.000
048 H010700        0
048 H020700 0.000
048 I010700        0
048 I020700 0.000
048 J010700        0
048 J020700 0.000
048 K010700        0
048 K020700 0.000
049  000700 N
050  000700 N
051  000700 N
052  000700 N
053 A000700 Y
053 B000700 Y
054 A000700 Y
054 B000700 Y
054 C000700 N
054 D000700 N
054 E000700 N
054 F000700 N
054 G000700 Y
054 H000700 N
054 I000700 N
054 J000700 Y
054 K000700 N
054 L000700 N
054 M000700 Y
054 N000700 N
054 O000700 N
055 A000700 N
055 B000700 N
056  000700 Y
057  000700 N
058 A000700 N
059  000700 Y
060 A000700 Y
060 B000700 Y
061  000700     2500
062 A000700 N
062 B000700   0.0
062 C000700   0.0
062 D000700   0.0
062 E000700   0.0
062 F000700   0.0
062 G000700   0.0
062 H000700   0.0
062 I000700   0.0
062 J000700   0.0
062 K000700   0.0
062 L000700   0.0
062 M000700   0.0
062 N000700   0.0
062 O000700   0.0
062 P000700   0.0
062 Q000700   0.0
062 R000700   0.0
063 A000700   0
063 B000700  0.0
066 A000700 Y
066 B000700 N
066 C000700 Y
066 D000700 N
066 E000700 N
066 F000700 N
066 G000700 N
067  000700 N
068 A000700 N
068 B000700 N
069  000700 N
070 A010700 Y
070 A020700 N
070 B010700 Y
070 B020700 N
070 C010700 Y
070 C020700 N
070 D010700 Y
070 D020700 N
070 E010700 Y
070 E020700 N
070 F010700 Y
070 F020700 N
070 G010700 Y
070 G020700 N
070 H010700 Y
070 H020700 N
070 I010700 N
070 I020700 N
070 J010700 Y
070 J020700 N
070 K010700 Y
070 K020700 N
070 L010700 Y
070 L020700 N
070 M010700 N
070 M020700 N
070 N010700 Y
070 N020700 N
070 O010700 Y
070 O020700 N
070 P010700 Y
070 P020700 N
070 Q010700 N
070 Q020700 N
070 R010700 Y
070 R020700 N
071 A000700     18812
071 B000700       457
071 C000700     18390
071 D000700    2
072 A000700  1
072 B000700        8
072 C000700       22
072 D000700        0
072 E000700        0
072 F000700       12
072 G000700        2
072 H000700        0
072 I000700        1
072 J000700        1
072 K000700        0
072 L000700        1
072 M000700        1
072 N000700        0
072 O000700        0
072 P000700        0
072 Q000700        0
072 R000700        1
072 S000700        0
072 T000700        4
072 U000700        1
072 V000700        0
072 W000700        0
072 X000700       24
072 Y000700        2
072 Z000700        7
072AA000700        0
072BB000700       38
072CC010700       73
072CC020700        0
072DD010700        0
072DD020700        0
072EE000700        0
073 A010700   0.0000
073 A020700   0.0000
073 B000700   0.0000
073 C000700   0.0000
074 A000700        0
074 B000700        0
074 C000700     1495
074 D000700        0
074 E000700        0
074 F000700    18390
074 G000700        0
074 H000700        0
074 I000700      357
074 J000700        0
074 K000700        0
074 L000700       25
074 M000700       37
074 N000700    20304
074 O000700        0
074 P000700       10
074 Q000700        0
074 R010700        0
074 R020700        0
074 R030700        0
074 R040700       48
074 S000700        0
074 T000700    20246
074 U010700     2021
074 U020700        0
074 V010700    10.02
074 V020700     0.00
074 W000700   0.0000
074 X000700        2
074 Y000700        0
075 A000700        0
075 B000700    18747
076  000700     0.00
080 A000700 ICI MUTUAL INSURANCE COMPANY
080 C000700      400
081 A000700 Y
081 B000700   9
082 A000700 Y
082 B000700       25
083 A000700 N
083 B000700        0
084 A000700 N
084 B000700        0
085 A000700 Y
085 B000700 N
SIGNATURE   THOMAS MARSCHEL
TITLE       ASSISTANT TREASURER

                              FORM N-SAR ERROR FILE



       1:  This is a WARNING. Further errors may relate to this warning.

          Questions 7A and 7B, on Screen 1, indicate there are series.
           Please change this or enter each series name, on Screen 2.

                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     ADVISORS SERIES TRUST

          File Number                   811-07959

          Registrant CIK Number:        0001027596









                          Press F1 for general help.




                                 Header Screen

 Report as of the end of semiannual period:   /  /    (a)
                            or fiscal year: 12/31/97  (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  ADVISORS SERIES TRUST
  B)  File Number:      811-07959
  C)  Telephone Number: 6029521100
2.A)  Street: 4455 E. CAMELBACK RD., SUITE 261-E
  B)  City: PHOENIX              C) State: AZ D) Zip Code: 85018 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B) How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------- 10

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1
       2
       3
       4
       5
       6
       7         AVATAR ADVANTAGE EQUITY ALLOCATION FUND             N
       8
       9
      10




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  7.

8.A) Adviser Name (if any): AVATAR INVESTORS ASSOCIATES CORP.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-7061
  D) City: NEW YORK             State: NY Zip Code: 10022 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for series  7.

10.A) Administrator Name (if any):INVESTMENT COMPANY ADMINISTRATION CORPORATION
   B) File Number (if any):
   C) City: PHOENIX              State: AZ Zip Code: 85018 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for series  7.

11.A) Underwriter Name (if any): FIRST FUND DISTRIBUTORS, INC.
   B) File Number: 8-42809
   C) City: PHOENIX              State: AZ Zip Code: 85018 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for series  7.

12.A) Agent Name (if any): AMERICAN DATA SERVICES
   B) File Number (if any): 84-1964
   C) City: HAUPPAUGE            State: NY Zip Code: 11788 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for series  7.

13.A) Accountant Name: MCGLADREY & PULLEN, LLP
   B) City: NEW YORK             State: NY Zip Code: 10017 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  7

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  7.

15.A) Custodian/Sub-custodian: STAR BANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: CINCINNATI           State: OH Zip Code: 45202 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  9

                                                          This page being
                                                          filed for series  7.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:    0
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):        1

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
STAR BANK, N.A.                                                 2515       2158
SOUNDVIEW FINANCIAL GROUP                      132998183           0        118
FURMAN SELZ                                    133856626          41          0
MORGAN STANLEY AND CO                          132655998          36          0
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:     21327 D. Total Sales:      2615
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being
                                                          filed for series  7.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

                                                          This page being
                                                          filed for series  7.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of their parents that derive more than 15% of gross revenues from securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 14

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- N
  C) Receipt of quotations for portfolio valuations ---------------------- N
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15

    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  7.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $        0    $        0    $        0     $        0
B) Second month of period $        0    $        0    $        0     $        0
C) Third  month of period $        0    $        0    $        0     $        0
D) Fourth month of period $        0    $        0    $        0     $        0
E) Fifth  month of period $        0    $        0    $        0     $        0
F) Sixth  month of period $    20204    $        4    $        0     $        0
G)      Total             $    20204    $        4    $        0     $        0

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for series  7.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for series  7.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for series  7.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  7.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for series  7.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $     0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $     0


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  7.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.850%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for series  7.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    Y
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets? Y C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for series  7.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ Y
  H) Salaries & compensation of Registrant's interested directors --------- N
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- N
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- N
  O) Other ---------------------------------------------------------------- N

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for series  7.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for series  7.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  7.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for series  7.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  7.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- Y
         D) Growth ---------------------------------------------------- N
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  7.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  7.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $    18812
   B) Sales [including all maturities] ($000's omitted) -----------  $      457
   C) Monthly average value of portfolio ($000's omitted) ---------  $    18390
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      2%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   1 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $       8
   C) Net dividend income -----------------------------------------  $      22
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      12
   G) Administrator(s) fees ---------------------------------------  $       2
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  7.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        1
   J) Custodian fees ------------------------------------- $        1
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        1
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        1
   S) Legal fees ----------------------------------------- $        0
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        4
   U) Amortization of organization expenses -------------- $        1
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        0
   X) Total expenses ------------------------------------- $       24

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  7.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        2
   Z) Net investment income ------------------------------ $        7
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $       38
  CC) 1. Net unrealized appreciation during the period --- $       73
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  7.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $     1495
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $    18390
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $      357
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $       25
   M) All other assets ----------------------------------- $       37
   N) Total assets --------------------------------------- $    20304


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  7.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $       10
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       48
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    20246
   U) 1. Number of shares outstanding ------------------------------       2021
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.02
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------          2
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  7.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   18747



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- Y
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- Y
   C) Matters submitted to a vote of security holders -----------
   D) Policies with respect to security investment --------------
   E) Legal proceedings -----------------------------------------
   F) Changes in security for debt ------------------------------
   G) Defaults and arrears on senior securities -----------------
   H) Changes in control of Registrant --------------------------
   I) Terms of new or amended securities ------------------------
   J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account ----------------
   L) Changes in accounting principles and practices ------------
   M) Mergers ---------------------------------------------------
   N) Actions required to be reported pursuant to Rule 2a-7 -----
   O) Transactions effected pursuant to Rule 10f-3 --------------
   P) Information required to be filed pursuant to exemptive orders ---------------------------------------
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38

 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits --------------------------------------------------
  Q2) Any information called for by instructions to sub-item 77Q2 ---------------------------------------------
  Q3) Any information called for by instructions to sub-item 77Q3 ---------------------------------------------


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39

       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 40

     ANNUAL SUPPLEMENT                                    This page being
                                                          filed for series  7.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name: ICI MUTUAL INSURANCE COMPANY
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $     400

81. A) Is the bond part of a joint fidelity bond(s) shared
       with other investment companies, or other entities? (Y or N) - Y
    B) If answer to 81A is 'Y' (Yes), how many other
       investment companies, or other entities are covered by the bond?
       (Count each series as a separate investment company.) --------   9

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ---------------------------------- Y
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $      25


                              SCREEN NUMBER: 41

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for series  7.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) -------- N
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) ----------- N
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) --------- Y
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) --------- N



                              SCREEN NUMBER: 42

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43

    Closed-End Investment Companies Only

87. Securities of Registrant registered on a
    national securities exchange or listed
    on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A) Notes or bonds ------------------------------
    B) Uncovered options ---------------------------
    C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                              SCREEN NUMBER: 44

                     REPORT OF CERTIFIED PUBLIC ACCOUNTANTS



The Board of Trustees
Advisors Series Trust
  Avatar Advantage Equity Allocation Fund
Phoenix, Arizona

In planning and performing our audit of the financial statements of Avatar Advantage Equity Allocation Fund, a series of Advisors Series Trust, for the period from December 3, 1997 to December 31, 1997, we considered its internal control, including controls over safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of Avatar Advantage Equity Allocation Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, errors or irregularities may occur and may not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of any specific internal control component does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1997.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



New York, New York
February 18, 1998